Short-Term Borrowings (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Short-Term Debt [Line Items]
Proceed from borrowings	¥ 4,000,000	$ 571,992	¥ 4,550,000	¥ 4,550,000	$ 635,156	¥ 5,000,000	¥ 7,600,000
Borrowings repaid amount	4,277,000	$ 611,603	4,700,000	4,973,000	$ 694,204	7,520,000	7,980,000
Outstanding amount				4,277,000
Interest expenses	¥ 85,077		¥ 116,650	¥ 206,296		¥ 198,746	¥ 447,955
Xiamen International Bank Co., Ltd. [Member]
Short-Term Debt [Line Items]
Short term percentage	4.00%	4.00%		4.00%	4.00%
Proceed from borrowings	¥ 4,000,000			¥ 4.55
Borrowings repaid amount				¥ 273,000
Xiamen International Bank Co., Ltd. [Member] | Short-Term Borrowings [Member]
Short-Term Debt [Line Items]
Maturity period	1 year	1 year		1 year	1 year
Maturity start date	Dec. 04, 2025	Dec. 04, 2025		Dec. 05, 2024	Dec. 05, 2024
Maturity end date	Dec. 04, 2026	Dec. 04, 2026		Dec. 05, 2025	Dec. 05, 2025